EMPLOYEE BENEFIT PLANS	12 Months Ended
Nov. 25, 2018
Retirement Benefits [Abstract]
EMPLOYEE BENEFIT PLANS

NOTE 8: EMPLOYEE BENEFIT PLANS

Pension plans.    The Company has several non-contributory defined benefit retirement plans covering eligible employees. Plan assets are invested in a diversified portfolio of securities including stocks, bonds, cash equivalents and other alternative investments including real estate investment trust funds. Benefits payable under the plans are based on years of service, final average compensation, or both. The Company retains the right to amend, curtail or discontinue any aspect of the plans, subject to local regulations.

Postretirement plans.    The Company maintains plans that provide postretirement benefits to eligible employees, principally health care, to substantially all U.S. retirees and their qualified dependents. These plans were established with the intention that they would continue indefinitely. However, the Company retains the right to amend, curtail or discontinue any aspect of the plans at any time. The plans are contributory and contain certain cost-sharing features, such as deductibles and coinsurance. The Company’s policy is to fund postretirement benefits as claims and premiums are paid.

The following tables summarize activity of the Company’s defined benefit pension plans and postretirement benefit plans:

	Pension Benefits		Postretirement Benefits
	2018	2017	2018	2017
	(Dollars in thousands)
Change in benefit obligation:
Benefit obligation at beginning of year	$1,243,852	$1,191,934	$98,675	$112,451
Service cost(1)	3,602	3,427	113	172
Interest cost	36,070	36,853	2,718	3,148
Plan participants’ contribution	570	570	4,105	4,376
Actuarial (gain) loss(1)(2)	(69,602)	65,669	(6,353)	(5,516)
Net curtailment loss	113	132	—	—
Impact of foreign currency changes	(6,983)	15,545	—	—
Plan settlements	(63)	(410)	—	—
Net benefits paid	(70,839)	(69,868)	(16,351)	(15,956)

Benefit obligation at end of year	$1,136,720	$1,243,852	$82,907	$98,675

Change in plan assets:
Fair value of plan assets at beginning of year	948,706	837,322	—	—
Actual (loss) return on plan assets(3)	(36,468)	117,188	—	—
Employer contribution(4)	122,492	52,386	12,246	11,580
Plan participants’ contributions	570	570	4,105	4,376
Plan settlements	(63)	(410)	—	—
Impact of foreign currency changes	(5,822)	11,518	—	—
Net benefits paid	(70,839)	(69,868)	(16,351)	(15,956)

Fair value of plan assets at end of year	958,576	948,706	—	—

Unfunded status at end of year	$(178,144)	$(295,146)	$(82,907)	$(98,675)

(1)	Classification of service cost and actuarial loss related to U.S. and U.K. pension plans for 2017 have been conformed to the 2018 presentation.
(2)

2018 actuarial gains and 2017 actuarial losses in the Company’s pension benefit plans resulted from changes in discount rate assumptions. Changes in financial markets during 2018 including an increase in corporate bond yield indices, resulted in a decrease in benefit obligations. Changes in financial markets during 2017 including a decrease in corporate bond yield indices, resulted in an increase in benefit obligations.

(3)	The decrease in return on plan assets in the Company’s pension benefit plans in 2018 was primarily due to worse-than-expected asset performance of U.S. and international equity securities.
(4)	The increase in employer contributions to the Company’s pension benefit plans is due to additional planned contributions made during the year.

Amounts recognized in the Company’s consolidated balance sheets as of November 25, 2018 and November 26, 2017, consist of the following:

	Pension Benefits		Postretirement Benefits
	2018	2017	2018	2017
	(Dollars in thousands)
Unfunded status recognized on the balance sheet:
Prepaid benefit cost	$22,738	$24,644	$—	$—
Accrued benefit liability—current portion	(9,390)	(9,316)	(8,725)	(9,427)
Accrued benefit liability—long-term portion	(191,491)	(310,474)	(74,182)	(89,248)

	$(178,143)	$(295,146)	$(82,907)	$(98,675)

Accumulated other comprehensive loss:
Net actuarial loss	$(365,424)	$(362,602)	$(14,652)	$(21,878)
Net prior service benefit	351	419	—	—

	$(365,073)	$(362,183)	$(14,652)	$(21,878)

The accumulated benefit obligation for all defined benefit plans was $1.1 billion and $1.2 billion at November 25, 2018 and November 26, 2017. Information for the Company’s defined benefit plans with an accumulated or projected benefit obligation in excess of plan assets is as follows:

	Pension Benefits
	2018	2017
	(Dollars in thousands)
Accumulated benefit obligations in excess of plan assets:
Aggregate accumulated benefit obligation	$986,084	$1,091,856
Aggregate fair value of plan assets	792,427	775,859

Projected benefit obligations in excess of plan assets:
Aggregate projected benefit obligation	$1,028,074	$1,131,873
Aggregate fair value of plan assets	827,193	812,082

The components of the Company’s net periodic benefit cost were as follows:

	Pension Benefits			Postretirement Benefits
	2018	2017	2016	2018	2017	2016
	(Dollars in thousands)
Net periodic benefit cost:
Service cost(1)	$3,602	$3,427	$2,701	$113	$172	$200
Interest cost	36,070	36,853	37,819	2,718	3,148	3,223
Expected return on plan assets(1)	(48,830)	(42,033)	(42,889)	—	—	—
Amortization of prior service benefit	(65)	(62)	(61)	—	—	—
Amortization of actuarial gain / loss	12,650	13,489	12,036	872	1,271	2,967
Curtailment (gain) loss	38	106	(140)	—	—	—
Net settlement (gain) loss	(102)	126	49	—	—	—

Net periodic benefit cost	3,363	11,906	9,515	3,703	4,591	6,390

Changes in accumulated other comprehensive loss:
Actuarial loss (gain)	15,373	(9,785)	32,187	(6,354)	(5,516)	5,556
Amortization of prior service benefit	65	62	61	—	—	—
Amortization of actuarial gain / loss	(12,650)	(13,489)	(12,036)	(872)	(1,271)	(2,967)
Curtailment gain	—	—	173	—	—	—
Net settlement gain (loss)	102	(126)	(49)	—	—	—

Total recognized in accumulated other comprehensive loss	2,890	(23,338)	20,336	(7,226)	(6,787)	2,589

Total recognized in net periodic benefit cost and accumulated other comprehensive loss	$6,253	$(11,432)	$29,851	$(3,523)	$(2,196)	$8,979

(1)	Classification of service cost and expected return on plan assets related to U.S. and U.K. pension plans for 2017 and 2016 have been conformed to the 2018 presentation.

The amounts that will be amortized from “Accumulated other comprehensive loss” into net periodic benefit cost in 2019 for the Company’s defined benefit pension and postretirement benefit plans are expected to be $13.3 million and $0.5 million, respectively.

Assumptions used in accounting for the Company’s benefit plans were as follows:

	Pension Benefits			Postretirement Benefits
	2018	2017	2016	2018	2017	2016
Weighted-average assumptions used to determine net periodic benefit cost:
Discount rate	3.4%	3.8%	4.0%	3.4%	3.7%	3.8%
Expected long-term rate of return on plan assets	5.4%	5.8%	5.9%
Rate of compensation increase	3.4%	3.4%	3.4%
Weighted-average assumptions used to determine benefit obligations:
Discount rate	4.1%	3.4%	3.8%	4.2%	3.4%	3.7%
Rate of compensation increase	3.4%	3.4%	3.4%
Assumed health care cost trend rates were as follows:
Health care trend rate assumed for next year				5.9%	6.3%	6.4%
Rate trend to which the cost trend is assumed to decline				4.4%	4.4%	4.4%
Year that rate reaches the ultimate trend rate				2037	2037	2038

For the Company’s U.S. benefit plans, the discount rate used to determine the present value of the future pension and postretirement plan obligations was based on a yield curve constructed from a portfolio of high quality corporate bonds with various maturities. Each year’s expected future benefit payments are discounted to their present value at the appropriate yield curve rate, thereby generating the overall discount rate. The Company utilized a variety of country-specific third-party bond indices to determine the appropriate discount rates to use for the benefit plans of its foreign subsidiaries.

The Company bases the overall expected long-term rate of return on assets on anticipated long-term returns of individual asset classes and each pension plans’ target asset allocation strategy based on current economic conditions. For the U.S. pension plan, the expected long-term returns for each asset class are determined through a mean-variance model to estimate 20-year returns for the plan.

Health care cost trend rate assumptions are not a significant input in the calculation of the amounts reported for the Company’s postretirement benefits plans. A one percentage-point change in assumed health care cost trend rates would have no significant effect on the total service and interest cost components or on the postretirement benefit obligation.

Consolidated pension plan assets relate primarily to the U.S. pension plan. The Company utilizes the services of independent third-party investment managers to oversee the management of U.S. pension plan assets.

The Company’s investment strategy is to invest plan assets in a diversified portfolio of domestic and international equity securities, fixed income securities and real estate and other alternative investments with the objective to provide a regular and reliable source of assets to meet the benefit obligation of the pension plans. Prohibited investments for the U.S. pension plan include certain privately placed or other non-marketable debt instruments, letter stock, commodities or commodity contracts and derivatives of mortgage-backed securities, such as interest-only, principal-only or inverse floaters. The current target allocation percentages for the Company’s U.S. pension plan assets are 25% for equity securities and real estate with an allowable deviation of plus or minus 4% and 75% for fixed income securities with an allowable deviation of plus or minus 4%.

The fair value of the Company’s pension plan assets by asset class are as follows:

	Year Ended November 25, 2018
Asset Class	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(Dollars in thousands)
Cash and cash equivalents	$3,818	$3,818	$—	$—
Equity securities(1)
U.S. large cap	91,663	—	91,663	—
U.S. small cap	10,871	—	10,871	—
International	86,974	—	86,974	—
Fixed income securities(2)	714,034	—	714,034	—
Other alternative investments
Real estate(3)	35,265	—	35,265	—
Private equity(4)	383	—	—	383
Hedge fund(5)	11,389	—	11,389	—
Other(6)	4,179	—	4,179	—

Total investments at fair value	$958,576	$3,818	$954,375	$383

	Year Ended November 26, 2017
Asset Class	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(Dollars in thousands)
Cash and cash equivalents	$1,164	$1,164	$—	$—
Equity securities(1)
U.S. large cap	209,568	—	209,568	—
U.S. small cap	42,874	—	42,874	—
International	141,924	—	141,924	—
Fixed income securities(2)	463,617	—	463,617	—
Other alternative investments
Real estate(3)	69,546	—	69,546	—
Private equity(4)	764	—	—	764
Hedge fund(5)	14,934	—	14,934	—
Other(6)	4,315	—	4,315	—

Total investments at fair value	$948,706	$1,164	$946,778	$764

(1)	Primarily comprised of equity index funds that track various market indices.
(2)	Predominantly includes bond index funds that invest in long-term U.S. government and investment grade corporate bonds.
(3)	Primarily comprised of investments in U.S. Real Estate Investment Trusts.
(4)

Represents holdings in a diversified portfolio of private equity funds and direct investments in companies located primarily in North America. Fair values are determined by investment fund managers using primarily unobservable market data.

(5)	Primarily invested in a diversified portfolio of equities, bonds, alternatives and cash with a low tolerance for capital loss.
(6)

Primarily relates to accounts held and managed by a third-party insurance company for employee-participants in Belgium. Fair values are based on accumulated plan contributions plus a contractually-guaranteed return plus a share of any incremental investment fund profits.

The fair value of plan assets are composed of U.S. plan assets of $792.4 million and non-U.S. plan assets of $166.2 million. The fair values of the substantial majority of the equity, fixed income and real estate investments are based on the net asset value of commingled trust funds that passively track various market indices.

The Company’s estimated future benefit payments to participants, which reflect expected future service, as appropriate are anticipated to be paid as follows:

	Pension Benefits	Postretirement Benefits	Total
	(Dollars in thousands)
2019	$68,292	$10,413	$78,705
2020	67,640	9,995	77,635
2021	68,115	9,633	77,748
2022	69,933	9,172	79,105
2023	70,040	8,579	78,619
2024-2028	355,238	34,622	389,860

At November 25, 2018, the Company’s contributions to its pension plans in 2019 are estimated to be $16 million.